Intangible Assets and Others, net (Schedule of Sensitivity to Changes in Assumptions) (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Pre-tax discount rate	11.00%	10.80%
Terminal value growth rate	1.00%	0.90%